Trade and Other Receivables - Schedule of Gross Trade Receivables Aging Analysis (Detail) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Trade and other receivables [line items]
Trade receivables	$ 789.5	$ 776.0
1-30 Days [member]
Trade and other receivables [line items]
Trade receivables	395.9	355.6
31-60 Days [member]
Trade and other receivables [line items]
Trade receivables	221.1	228.7
61-90 Days [member]
Trade and other receivables [line items]
Trade receivables	63.5	63.8
91-120 Days [member]
Trade and other receivables [line items]
Trade receivables	27.8	43.2
121+ Days [member]
Trade and other receivables [line items]
Trade receivables	$ 81.2	$ 84.7